TCW Funds, Inc.

TCW Emerging Markets Income Fund – Class I and Class N

TCW Emerging Markets Local Currency Income Fund – Class I and Class N

Supplement dated June 30, 2017 to

the Statement of Additional Information dated February 28, 2017, as amended (the “SAI”)

Disclosure relating to TCW Emerging Markets Income Fund

Effective June 30, 2017, Alex Stanojevic has been added to the portfolio management team of TCW Emerging Markets Income Fund. Therefore, effective June 30, 2017, the following is added on page 64 to the section relating to TCW Emerging Markets Income Fund under the heading “Portfolio Management – Ownership of Securities and Other Managed Accounts” of the SAI:

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Alex Stanojevic[1]				X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Performance Fee Accounts Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Alex Stanojevic[1]	1	$156	6	$368	13	$5,744	0	$0	0	$0	4	$3,049

[1]	Holdings and Assets Under Management figures for Mr. Stanojevic as of June 29, 2017.

Disclosure relating to TCW Emerging Markets Local Currency Income Fund

Effective June 30, 2017, Alex Stanojevic has been added to the portfolio management team of TCW Emerging Markets Local Currency Income Fund. Therefore, effective June 30, 2017, the following is added on page 64 to the section relating to TCW Emerging Markets Local Currency Income Fund under the heading “Portfolio Management – Ownership of Securities and Other Managed Accounts” of the SAI:

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Alex Stanojevic[1]	X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Performance Fee Accounts Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Alex Stanojevic[1]	1	$3,476	6	$368	13	$5,744	0	$0	0	$0	4	$3,049

[1]	Holdings and Assets Under Management figures for Mr. Stanojevic as of June 29, 2017.

Please retain this Supplement with your SAI for future reference.